Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Return on Average Assets, As Adjusted (non-GAAP)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$5,788,859	$6,529,912	$873,521	$944,831	141.36	123.03	$392,929	1.79%
2022	5,747,086	5,182,217	2,108,999	1,922,398	125.94	98.38	305,262	1.67
2021	5,124,814	6,328,924	809,480	999,978	130.83	118.61	319,021	1.73
2020	4,639,256	4,644,946	770,234	742,853	102.25	86.77	214,448	1.30

Company Selected Measure Name	return on average assets, as adjusted
Named Executive Officers, Footnote [Text Block]	Represents the total compensation of our principal executive officer (PEO), John W. Allison, as reported in the Summary Compensation Table for each year indicated.Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary Compensation Table for each year indicated. The non-PEO NEOs included in this calculation for 2020, 2021 and 2023 are Brian S. Davis, Tracy M. French, Kevin D. Hester and J. Stephen Tipton. The non-PEO NEOs included in this calculation for 2022 are Brian S. Davis, Tracy M. French, J. Stephen Tipton and Mikel Williamson.
Peer Group Issuers, Footnote [Text Block]	Represents a cumulative four-year total return of shareholders of a peer group calculated using the same method described in footnote (5). For 2020 and 2021, the peer group used is the former SNL Bank and Thrift Index as listed under Item 5 of our Annual Reports on Form 10-K for the years ended December 31, 2020 and 2021, respectively. Because the SNL Bank and Thrift Index was discontinued, the peer group used for 2022 and 2023 is the S&P U.S. BMI Banks Index as listed under Item 5 of our Annual Reports on Form 10-K for the years ended December 31, 2022 and 2023, respectively.
PEO Total Compensation Amount	$ 5,788,859	$ 5,747,086	$ 5,124,814	$ 4,639,256
PEO Actually Paid Compensation Amount	$ 6,529,912	5,182,217	6,328,924	4,644,946
Adjustment To PEO Compensation, Footnote [Text Block]	The amount reported in this column for each year indicated is calculated as follows:

Reconciliation of PEO SCT Total and Compensation Actually Paid.		2023	2022	2021	2020
	Total Compensation as reported SCT	$5,788,859	$5,747,086	$5,124,814	$4,639,256
Subtract	Pension values reported in SCT for covered fiscal year	(84,787)	(97,449)	(109,140)	(119,935)
Subtract	Fair value of equity awards granted during covered fiscal year	(3,431,790)	(3,661,290)	(3,381,000)	(2,887,500)
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	3,875,490	3,486,870	3,652,500	2,922,000
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	381,000	(312,000)	730,500	(29,250)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	1,140	19,000	311,250	120,375
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Equals	Compensation Actually Paid to PEO	$6,529,912	$5,182,217	$6,328,924	$4,644,946

Non-PEO NEO Average Total Compensation Amount	$ 873,521	2,108,999	809,480	770,234
Non-PEO NEO Average Compensation Actually Paid Amount	$ 944,831	1,922,398	999,978	742,853
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amount reported in this column for each year indicated is calculated as follows:

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid.		2023	2022	2021	2020
	Total Compensation as reported SCT	$873,521	$2,108,999	$809,480	$770,234
Subtract	Pension values reported in SCT for covered fiscal year	(15,915)	(15,108)	(13,662)	(11,691)
Subtract	Fair value of equity awards granted during covered fiscal year	(33,645)	(314,145)	(33,270)	(28,875)
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	—	8,207	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	25,330	182,320	24,350	38,960
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	95,885	(47,190)	181,408	(7,650)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(345)	(685)	31,673	(18,125)
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—
Equals	Compensation Actually Paid to Non-PEO NEOs	$944,831	$1,922,398	$999,978	$742,853

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs to our total shareholder return, net income and return on average assets, as adjusted, and the relationship between our cumulative total shareholder return and the cumulative total shareholder return of the peer group, each over the fiscal years ending December 31, 2023 as reported in the table above:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures Used to Link Executive Compensation to Company Performance
The following list presents the most important financial measures, as determined by the Compensation Committee, used by the Company to link compensation actually paid to our NEOs, for fiscal year 2023, to the Company’s performance:
•Return on average assets, as adjusted
•Return on tangible common equity, as adjusted
•Efficiency ratio, as adjusted
•Net charge-off ratio
•Net interest margin

Total Shareholder Return Amount	$ 141.36	125.94	130.83	102.25
Peer Group Total Shareholder Return Amount	123.03	98.38	118.61	86.77
Net Income (Loss)	$ 392,929,000	$ 305,262,000	$ 319,021,000	$ 214,448,000
Company Selected Measure Amount	0.0179	0.0167	0.0173	0.0130
PEO Name	John W. Allison
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Return on average assets, as adjusted
Non-GAAP Measure Description [Text Block]	Represents our return on average assets, as adjusted, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEOs for the most recent fiscal year to Company performance. See Appendix A to this Proxy Statement for a reconciliation of return on average assets, as adjusted, a non-GAAP measure, to the most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Return on tangible common equity, as adjusted
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Efficiency ratio, as adjusted
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Net charge-off ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Net interest margin
PEO [Member] | Adjustment, Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (84,787)	$ (97,449)	$ (109,140)	$ (119,935)
PEO [Member] | Adjustment, Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,431,790)	(3,661,290)	(3,381,000)	(2,887,500)
PEO [Member] | Adjustment, Pension Value Attributable to Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Adjustment, Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,875,490	3,486,870	3,652,500	2,922,000
PEO [Member] | Adjustment, Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Adjustment, Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Adjustment, Change in Fair Value for Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,000	(312,000)	730,500	(29,250)
PEO [Member] | Adjustment, Change in Fair Value for Awards, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,140	19,000	311,250	120,375
PEO [Member] | Adjustment, Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,915)	(15,108)	(13,662)	(11,691)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,645)	(314,145)	(33,270)	(28,875)
Non-PEO NEO [Member] | Adjustment, Pension Value Attributable to Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	8,207	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,330	182,320	24,350	38,960
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Adjustment, Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Adjustment, Change in Fair Value for Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,885	(47,190)	181,408	(7,650)
Non-PEO NEO [Member] | Adjustment, Change in Fair Value for Awards, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(345)	(685)	31,673	(18,125)
Non-PEO NEO [Member] | Adjustment, Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0	$ 0